UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	2/28/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2011

Prudential Jennison

Mid-Cap Growth Fund, Inc.

Fund Type Mid-cap stock Objective Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.04%; Class B, 1.74%; Class C, 1.74%; Class L, 1.24%; Class M, 1.74%; Class Q, 0.60%; Class R, 1.49%; Class X, 1.74%; Class Z, 0.74%. Net operating expenses: Class A, 1.04%; Class B, 1.74%; Class C, 1.74%; Class L, 1.24%; Class M, 1.74%; Class Q, 0.60%; Class R, 1.24%; Class X, 1.74%; Class Z, 0.74%, after contractual reduction for Class R through 12/31/2011.

Cumulative Total Returns (Without Sales Charges) as of 2/28/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	28.96%	24.87%	34.87%	66.69%	—
Class B	28.46	23.94	30.08	54.83	—
Class C	28.51	23.99	30.13	54.89	—
Class L	28.79	24.63	N/A	N/A	41.14% (6/12/06)
Class M	28.49	23.96	N/A	N/A	37.71 (6/12/06)
Class Q	N/A	N/A	N/A	N/A	3.01 (1/18/11)
Class R	28.80	24.57	33.40	N/A	67.08 (6/3/05)
Class X	28.49	23.98	N/A	N/A	38.19 (6/12/06)
Class Z	29.15	25.24	36.74	71.02	—
Russell Midcap® Growth Index	35.62	33.09	28.67	64.98	—
Russell Midcap Index	32.54	31.05	26.78	109.33	—
Lipper Multi-Cap Growth Funds Avg.	31.07	26.75	21.51	34.82	—
Lipper Mid-Cap Growth Funds Avg.	35.25	33.05	25.89	62.63	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	14.79%	5.04%	6.38%	—
Class B	15.59	5.31	6.21	—
Class C	19.64	5.48	6.21	—
Class L	14.26	N/A	N/A	6.66% (6/12/06)
Class M	14.61	N/A	N/A	7.10 (6/12/06)
Class Q	N/A	N/A	N/A	N/A (1/18/11)
Class R	21.21	6.00	N/A	9.67 (6/3/05)
Class X	14.58	N/A	N/A	7.02 (6/12/06)
Class Z	21.80	6.53	7.27	—
Russell Midcap® Growth Index	26.60	4.93	6.94	—
Russell Midcap Index	24.27	4.67	8.52	—
Lipper Multi-Cap Growth Funds Avg.	20.40	3.59	4.01	—
Lipper Mid-Cap Growth Funds Avg.	27.47	4.44	6.11	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 years of returns. The Since Inception returns for the Russell Midcap Growth Index, Russell Midcap Index, Lipper Multi-Cap Growth Funds Average (Lipper Average), and the Lipper Mid-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. Investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M and Class X shares are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh years after purchase, 1% in the eighth year and 0% in the ninth and tenth years after purchase. Class M and Class X shares convert to Class A shares approximately eight years after purchase. Class Q, Class R, and Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Russell Midcap Growth Index

The Russell Midcap Growth Index is an unmanaged index which is a market value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 2/28/11 are 30.80% for Class L, Class M, and Class X; 4.05% for Class Q; and 51.22% for Class R. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 6.07% for Class L, Class M, and Class X; and 7.65% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 2/28/11 are 27.13% for Class L, Class M, and Class X; 3.80% for Class Q; and 48.21% for Class R. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 5.42% for Class L, Class M, and Class X; and 7.26% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Multi-Cap Growth Funds Average

The Lipper Multi-Cap Growth Funds Average (Lipper Average) are Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any on market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P Super composite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/11 are 25.27% for Class L, Class M, and Class X; 3.47% for Class Q; and 41.95% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/11 are 4.84% for Class L, Class M, and Class X; and 6.20% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Mid-Cap Growth Funds Average

The Lipper Mid-Cap Growth Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/11 are 28.82% for Class L, Class M, and Class X; 4.34% for Class Q; and 49.78% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/11 are 5.77% for Class L, Class M, and Class X; and 7.46% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The Russell Midcap Growth Index and Russell Midcap Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

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Five Largest Holdings expressed as a percentage of net assets as of 2/28/11
American Tower Corp. (Class A Stock), Wireless Telecommunication Services	2.0%
NII Holdings, Inc., Wireless Telecommunication Services	2.0
Southwestern Energy Co., Oil, Gas & Consumable Fuels	2.0
DaVita, Inc., Healthcare Providers & Services	2.0
Crown Castle International Corp., Wireless Telecommunication Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/11
Semiconductors & Semiconductor Equipment	6.5%
Healthcare Providers & Services	6.3
Oil, Gas & Consumable Fuels	6.2
Specialty Retail	6.2
Wireless Telecommunication Services	5.9

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2010, at the beginning of the period, and held through the six-month period ended February 28, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,289.60	1.04%	$5.90
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

Class B	Actual	$1,000.00	$1,284.60	1.74%	$9.86
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70

Class C	Actual	$1,000.00	$1,285.10	1.74%	$9.86
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70

Class L	Actual	$1,000.00	$1,287.90	1.24%	$7.03
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

Class M	Actual	$1,000.00	$1,284.90	1.74%	$9.86
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70

Class Q	Actual**	$1,000.00	$1,030.10	0.60%	$0.70
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Fees and Expenses (continued)

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class R	Actual	$1,000.00	$1,288.00	1.24%	$7.03
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

Class X	Actual	$1,000.00	$1,284.95	1.74%	$9.86
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70

Class Z	Actual	$1,000.00	$1,291.50	0.74%	$4.20
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2011, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 42 day period ended February 28, 2011 due to the Class‘s inception date of January 18, 2011.

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Portfolio of Investments

as of February 28, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

Aerospace & Defense 1.4%
721,497	ITT Corp.	$41,796,321

Air Freight & Logistics 1.5%
266,014	CH Robinson Worldwide, Inc.	19,256,753
571,401	Expeditors International of Washington, Inc.	27,312,968

		46,569,721

Beverages 0.5%
290,033	Hansen Natural Corp.(a)	16,691,399

Biotechnology 1.9%
200,546	Alexion Pharmaceuticals, Inc.(a)(b)	19,308,569
617,286	BioMarin Pharmaceutical, Inc.(a)(b)	15,098,815
335,204	United Therapeutics Corp.(a)(b)	22,602,806

		57,010,190

Building Products 0.3%
240,764	Owens Corning(a)	8,602,498

Capital Markets 2.3%
1,463,825	Eaton Vance Corp.	45,817,723
1,160,579	TD Ameritrade Holding Corp.	25,300,622

		71,118,345

Chemicals 2.9%
957,053	Ecolab, Inc.	46,551,058
264,572	FMC Corp.	20,488,455
188,509	Lubrizol Corp.	20,522,975

		87,562,488

Commercial Services & Supplies 2.4%
147,615	Copart, Inc.(a)(b)	6,201,306
1,634,639	Iron Mountain, Inc.(b)	42,500,614
289,816	Stericycle, Inc.(a)(b)	25,045,899

		73,747,819

Communications Equipment 2.5%
203,174	Ciena Corp.(a)(b)	5,601,507
1,170,535	Juniper Networks, Inc.(a)	51,503,540

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
461,272	Riverbed Technology, Inc.(a)	$19,045,921

		76,150,968

Computers & Peripherals 1.6%
934,876	NetApp, Inc.(a)	48,295,694

Electrical Equipment 3.5%
1,258,626	Ametek, Inc.	52,799,361
634,862	Roper Industries, Inc.	53,410,940

		106,210,301

Electronic Equipment & Instruments 3.2%
711,957	Amphenol Corp. (Class A Stock)	40,923,288
356,848	Anixter International, Inc.(b)	25,557,454
986,048	FLIR Systems, Inc.	31,849,351

		98,330,093

Energy Equipment & Services 1.8%
725,567	Cameron International Corp.(a)	42,902,777
127,780	Core Laboratories NV(b)	13,206,063

		56,108,840

Food Products 3.9%
473,721	Bunge Ltd.	34,188,445
427,847	JM Smucker Co. (The)	29,452,987
368,358	Mead Johnson Nutrition Co.	22,046,226
517,661	Ralcorp Holdings, Inc.(a)	33,570,316

		119,257,974

Healthcare Equipment & Supplies 2.6%
410,514	CR Bard, Inc.(b)	40,131,849
327,278	IDEXX Laboratories, Inc.(a)(b)	25,429,500
392,617	Neogen Corp.(a)	14,679,950

		80,241,299

Healthcare Providers & Services 6.3%
749,020	DaVita, Inc.(a)	59,449,717
647,720	Henry Schein, Inc.(a)(b)	44,679,726
414,124	Laboratory Corp. of America Holdings(a)(b)	37,324,996
205,645	Quest Diagnostics, Inc.	11,670,354

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
848,653	Universal Health Services, Inc. (Class B Stock)	$38,791,929

		191,916,722

Hotels, Restaurants & Leisure 5.2%
824,563	Darden Restaurants, Inc.(b)	38,861,654
1,172,427	Tim Hortons, Inc.	51,692,307
414,270	WMS Industries, Inc.(a)	16,483,803
1,038,111	Yum! Brands, Inc.	52,248,127

		159,285,891

Household Products 1.8%
729,805	Church & Dwight Co., Inc.	55,056,489

Insurance 1.2%
1,253,590	WR Berkley Corp.	37,545,020

Internet Software & Services 1.8%
1,543,568	VeriSign, Inc.	54,472,515

IT Services 2.1%
526,901	Alliance Data Systems Corp.(a)(b)	41,488,185
481,925	Teradata Corp.(a)	23,045,653

		64,533,838

Life Sciences Tools & Services 3.3%
767,096	Agilent Technologies, Inc.(a)	32,279,400
547,370	Thermo Fisher Scientific, Inc.(a)	30,554,193
456,006	Waters Corp.(a)	37,871,298

		100,704,891

Machinery 2.7%
903,661	Danaher Corp.	45,725,247
858,056	IDEX Corp.	35,386,229

		81,111,476

Metals & Mining 2.9%
415,075	Agnico-Eagle Mines Ltd.	29,200,526
440,573	Reliance Steel & Aluminum Co.	24,376,904
819,502	Silver Wheaton Corp.(a)	34,869,810

		88,447,240

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail 2.3%
891,414	Dollar Tree, Inc.(a)	$44,855,953
531,790	Nordstrom, Inc.	24,068,815

		68,924,768

Oil, Gas & Consumable Fuels 6.2%
271,937	Cimarex Energy Co.	31,580,044
1,198,313	Denbury Resources, Inc.(a)	29,035,124
447,155	Forest Oil Corp.(a)	15,869,531
429,065	Newfield Exploration Co.(a)	31,231,641
234,722	Noble Energy, Inc.	21,749,341
1,513,419	Southwestern Energy Co.(a)	59,749,782

		189,215,463

Pharmaceuticals 2.3%
535,471	Perrigo Co.	40,926,049
733,288	Valeant Pharmaceuticals International, Inc.(b)	29,390,183

		70,316,232

Professional Services 1.5%
1,446,537	Robert Half International, Inc.(b)	46,144,530

Real Estate Investment Trust 1.4%
2,387,295	Annaly Capital Management, Inc.(b)	42,804,199

Road & Rail 0.5%
371,136	JB Hunt Transport Services, Inc.	15,442,969

Semiconductors & Semiconductor Equipment 6.5%
924,380	Altera Corp.	38,694,547
848,258	Atmel Corp.(a)	12,452,428
1,198,837	Broadcom Corp. (Class A Stock)	49,416,061
1,500,228	Marvell Technology Group Ltd.(a)	27,424,168
1,171,150	Maxim Integrated Products, Inc.	32,300,317
1,095,788	Xilinx, Inc.	36,434,951

		196,722,472

Software 4.3%
242,704	Ariba, Inc.(a)	7,511,689
1,101,610	Check Point Software Technologies(a)(b)	54,904,243
290,233	Intuit, Inc.(a)	15,260,451

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
831,203	Nuance Communications, Inc.(a)(b)	$15,510,248
711,043	Red Hat, Inc.(a)	29,351,855
63,360	Salesforce.com, Inc.(a)	8,380,627

		130,919,113

Specialty Retail 6.2%
765,447	Bed Bath & Beyond, Inc.(a)	36,856,273
796,831	Guess?, Inc.	36,088,476
277,115	O’Reilly Automotive, Inc.(a)	15,402,052
632,270	Ross Stores, Inc.	45,548,731
833,105	TJX Cos., Inc.	41,546,946
332,626	Williams-Sonoma, Inc.(b)	12,004,472

		187,446,950
Textiles, Apparel & Luxury Goods 1.3%
638,467	Phillips-Van Heusen Corp.	38,314,405
Trading Companies & Distributors 1.0%
493,417	Fastenal Co.(b)	30,655,998
Wireless Telecommunication Services 5.9%
1,139,604	American Tower Corp. (Class A Stock)(a)	61,493,032
1,398,579	Crown Castle International Corp.(a)	58,950,105
1,462,655	NII Holdings, Inc.(a)	59,910,348

		180,353,485

	Total long-term investments (cost $2,214,953,777)	3,018,028,616

SHORT-TERM INVESTMENT 10.9%

Affiliated Money Market Mutual Fund
331,518,121	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $331,518,121; includes $309,060,435 of cash collateral received for securities on loan) (Note 3)(c)(d)	331,518,121

	Total Investments 109.9% (cost $2,546,471,898; Note 5)	3,349,546,737
	Liabilities in excess of other assets (9.9%)	(302,132,471)

	Net Assets 100.0%	$3,047,414,266

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	13

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $301,643,194; cash collateral of $309,060,435 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such fund securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,018,028,616	$—	$—
Affiliated Money Market Mutual Fund	331,518,121	—	—

Total	$3,349,546,737	$—	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2011 were as follows:

Affiliated Money Market Mutual Fund (including 10.1% of collateral received for securities on loan)	10.9%
Semiconductors & Semiconductor Equipment	6.5
Healthcare Providers & Services	6.3
Oil, Gas & Consumable Fuels	6.2
Specialty Retail	6.2
Wireless Telecommunication Services	5.9
Hotels, Restaurants & Leisure	5.2
Software	4.3
Food Products	3.9
Electrical Equipment	3.5
Life Sciences Tools & Services	3.3
Electronic Equipment & Instruments	3.2
Chemicals	2.9
Metals & Mining	2.9
Machinery	2.7
Healthcare Equipment & Supplies	2.6
Communications Equipment	2.5
Commercial Services & Supplies	2.4
Capital Markets	2.3
Multiline Retail	2.3
Pharmaceuticals	2.3
IT Services	2.1
Biotechnology	1.9
Energy Equipment & Services	1.8
Household Products	1.8
Internet Software & Services	1.8
Computers & Peripherals	1.6
Air Freight & Logistics	1.5
Professional Services	1.5
Aerospace & Defense	1.4
Real Estate Investment Trust	1.4
Textiles, Apparel & Luxury Goods	1.3
Insurance	1.2
Trading Companies & Distributors	1.0
Beverages	0.5
Road & Rail	0.5
Building Products	0.3

109.9
Liabilities in excess of other assets	(9.9)

100.0%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	15

Statement of Assets and Liabilities

as of February 28, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $301,643,194:
Unaffiliated investments (cost $2,214,953,777)	$3,018,028,616
Affiliated investments (cost $331,518,121)	331,518,121
Cash	123,125
Receivable for investments sold	9,943,286
Receivable for Fund shares sold	7,421,251
Dividends receivable	2,344,921
Prepaid expenses	21,619

Total assets	3,369,400,939

Liabilities
Payable to broker for collateral for securities on loan	309,060,435
Payable for Fund shares reacquired	5,344,483
Payable for investments purchased	5,093,574
Management fee payable	1,305,834
Distribution fee payable	599,925
Accrued expenses	343,405
Affiliated transfer agent fee payable	235,894
Deferred trustees’ fees	3,123

Total liabilities	321,986,673

Net assets	$3,047,414,266

Net assets were comprised of:
Common stock, at par	$105,582
Paid-in capital in excess of par	2,350,443,661

2,350,549,243
Undistributed net investment income	7,036,653
Accumulated net realized loss on investments	(113,246,469)
Net unrealized appreciation on investments	803,074,839

Net assets, February 28, 2011	$3,047,414,266

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share
($1,734,158,153 ÷ 60,282,694 shares of common stock issued and outstanding)	$28.77
Maximum sales charge (5.50% of offering price)	1.67

Maximum offering price to public	$30.44

Class B
Net asset value, offering price and redemption price per share
($45,966,155 ÷ 1,786,259 shares of common stock issued and outstanding)	$25.73

Class C
Net asset value, offering price and redemption price per share
($131,412,063 ÷ 5,105,687 shares of common stock issued and outstanding)	$25.74

Class L
Net asset value, offering price and redemption price per share
($11,220,698 ÷ 393,183 shares of common stock issued and outstanding)	$28.54

Class M
Net asset value, offering price and redemption price per share
($3,141,229 ÷ 122,175 shares of common stock issued and outstanding)	$25.71

Class Q
Net asset value, offering price and redemption price per share
($17,928,912 ÷ 601,183 shares of common stock issued and outstanding)	$29.82

Class R
Net asset value, offering price and redemption price per share
($165,240,592 ÷ 5,809,959 shares of common stock issued and outstanding)	$28.44

Class X
Net asset value, offering price and redemption price per share
($2,628,447 ÷ 101,861 shares of common stock issued and outstanding)	$25.80

Class Z
Net asset value, offering price and redemption price per share
($935,718,017 ÷ 31,379,130 shares of common stock issued and outstanding)	$29.82

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	17

Statement of Operations

Six Months Ended February 28, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $108,980)	$19,681,136
Affiliated income from securities loaned, net	260,892
Affiliated dividend income	79,798

Total income	20,021,826

Expenses
Management fee	7,268,674
Distribution fee—Class A	2,250,533
Distribution fee—Class B	215,729
Distribution fee—Class C	587,188
Distribution fee—Class L	26,471
Distribution fee—Class M	19,378
Distribution fee—Class R	326,723
Distribution fee—Class X	14,579
Transfer agent’s fees and expenses (including affiliated expense of $509,800) (Note 3)	1,852,000
Custodian’s fees and expenses	119,000
Reports to shareholders	99,000
Registration fees	91,000
Trustees’ fees	33,000
Insurance expenses	26,000
Legal fees and expenses	19,000
Audit fee	11,000
Miscellaneous	11,745

Total expenses	12,971,020

Net investment income	7,050,806

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	30,725,541
Net change in unrealized appreciation on investments	577,936,359

Net gain on investments	608,661,900

Net Increase In Net Assets Resulting From Operations	$615,712,706

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,050,806	$456,518
Net realized gain on investments	30,725,541	69,454,107
Net change in unrealized appreciation (depreciation) on investments	577,936,359	46,857,525

Net increase in net assets resulting from operations	615,712,706	116,768,150

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	—	(1,376,904)
Class L	—	(3,380)
Class R	—	(14,602)
Class Z	—	(1,366,944)

	—	(2,761,830)

Distributions in excess of net investment income:
Class A	—	(670,666)
Class L	—	(1,646)
Class R	—	(7,112)
Class Z	—	(665,815)

	—	(1,345,239)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	763,606,499	1,141,614,458
Net asset value of shares issued in reinvestment of dividends	—	3,285,276
Cost of shares reacquired	(331,333,956)	(567,953,476)

Net increase in net assets from Fund share transactions	432,272,543	576,946,258

Capital Contributions (Note 6)
Proceeds from regulatory settlement	28,766	2,724,527

Total increase	1,048,014,015	692,331,866

Net Assets:
Beginning of period	1,999,400,251	1,307,068,385
End of period(a)	$3,047,414,266	$1,999,400,251

(a) Includes undistributed net investment income of:	$7,036,653	$—

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above average growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing

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time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Prudential Jennison Mid-Cap Growth Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $1 billion and .55% of the average daily net assets in excess of $1 billion. The effective management fee rate was .57% for the six months ended February 28, 2011. For the period June 16, 2006 to June 17, 2007, the Manager has contractually agreed to waive up to .08% of the Fund’s management fee so that the Fund’s operating expenses during such period, exclusive of taxes, interest, brokerage, distribution fees and non-routine expenses do not exceed .83% of the Fund’s average daily net assets. Effective March 2, 2007

Prudential Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

through September 30, 2008, such waiver has been amended to up to .06% for such adjusted operating expenses in excess of .89%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares, pursuant to plans of distribution (the “Class A, B, C, L, M, Q, R, X and Z Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, Q, R, X and Z Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through December 31, 2011.

PIMS has advised the Fund that it received $232,192 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended February 28, 2011, it received $4,921, $35,526, $8,846, $598 and $364 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2011, PIM has been compensated approximately $77,900 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2011 were $959,964,905 and $516,178,851, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,579,066,941	$774,331,247	$(3,851,451)	$770,479,796

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal tax purposes, the Fund had a capital loss carryforward as of August 31, 2010 of approximately $111,377,000 of which $1,789,000 expires in 2011, $567,000 expires in 2012, $1,057,000 expires in 2013, $5,016,000 expires in 2015, $17,993,000 expires in 2016, $32,860,000 expires in 2017 and $52,095,000 expires in 2018. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of acquisitions. Utilization of these capital loss carryforwards may be limited in accordance with income tax regulations. As of August 31, 2010, approximately $29,927,000 of its capital loss carryforward expired unused. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable

Prudential Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds.

26	Visit our website at www.prudentialfunds.com

Class X shares are closed to new purchases. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

For the six months ended February 28, 2011 and the year ended August 31, 2010, the Fund received $28,766 and 2,724,527, respectively, related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $2,724,527 and $28,766, respectively. This total amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 2 billion shares of $.001 par value common stock authorized divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z, which consists of 800 million, 300 million, 300 million, 25 million, 25 million, 200 million, 100 million, 25 million and 225 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2011:
Shares sold	13,650,939	$361,466,208
Shares reacquired	(7,392,130)	(196,945,213)

Net increase (decrease) in shares outstanding before conversion	6,258,809	164,520,995
Shares issued upon conversion from Class B, Class M and Class X	250,364	6,495,619

Shares reacquired upon conversion into Class Z	(293,228)	(7,754,888)
Net increase (decrease) in shares outstanding	6,215,945	$163,261,726

Year ended August 31, 2010:
Shares sold	27,993,474	$645,605,411
Shares issued in reinvestment of dividends and distributions	82,069	1,815,369
Shares reacquired	(12,273,807)	(281,298,385)

Net increase (decrease) in shares outstanding before conversion	15,801,736	366,122,395
Shares issued upon conversion from Class B, Class M and Class X	516,636	11,791,560

Net increase (decrease) in shares outstanding	16,318,372	$377,913,955

Prudential Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended February 28, 2011:
Shares sold	127,674	$3,017,843
Shares reacquired	(119,846)	(2,837,173)

Net increase (decrease) in shares outstanding before conversion	7,828	180,670
Shares reacquired upon conversion into Class A	(177,561)	(4,072,975)

Net increase (decrease) in shares outstanding	(169,733)	$(3,892,305)

Year ended August 31, 2010:
Shares sold	319,999	$6,603,475
Shares reacquired	(490,600)	(10,116,174)

Net increase (decrease) in shares outstanding before conversion	(170,601)	(3,512,699)
Shares reacquired upon conversion into Class A	(302,369)	(6,175,869)

Net increase (decrease) in shares outstanding	(472,970)	$(9,688,568)

Class C
Six months ended February 28, 2011:
Shares sold	545,964	$13,059,859
Shares reacquired	(410,934)	(9,707,284)

Net increase (decrease) in shares outstanding before conversion	135,030	3,352,575
Shares reacquired upon conversion into Class Z	(3,354)	(81,509)

Net increase (decrease) in shares outstanding	131,676	$3,271,066

Year ended August 31, 2010:
Shares sold	1,355,520	$27,942,639
Shares reacquired	(826,343)	(17,052,492)

Net increase (decrease) in shares outstanding	529,177	$10,890,147

Class L
Six months ended February 28, 2011:
Shares sold	696	$19,286
Shares reacquired	(30,176)	(792,737)

Net increase (decrease) in shares outstanding	(29,480)	$(773,451)

Year ended August 31, 2010:
Shares sold	2,321	$51,071
Shares issued in reinvestment of dividends and distributions	221	4,871
Shares reacquired	(82,233)	(1,875,952)

Net increase (decrease) in shares outstanding	(79,691)	$(1,820,010)

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Class M	Shares	Amount
Six months ended February 28, 2011:
Shares sold	819	$19,513
Shares reacquired	(16,930)	(403,946)

Net increase (decrease) in shares outstanding before conversion	(16,111)	(384,433)
Shares reacquired upon conversion into Class A	(66,049)	(1,577,063)

Net increase (decrease) in shares outstanding	(82,160)	$(1,961,496)

Year ended August 31, 2010:
Shares sold	5,174	$103,386
Shares reacquired	(75,045)	(1,534,151)

Net increase (decrease) in shares outstanding before conversion	(69,871)	(1,430,765)
Shares reacquired upon conversion into Class A	(214,357)	(4,421,953)

Net increase (decrease) in shares outstanding	(284,228)	$(5,852,718)

Class Q
Period ended February 28, 2011:*
Shares sold	11,336	$326,000
Shares reacquired	(9,490)	(280,000)

Net increase (decrease) in shares outstanding before conversion	1,846	46,000
Shares issued upon conversion from Class Z	599,337	17,350,801

Net increase (decrease) in shares outstanding	601,183	$17,396,801

Class R
Six months ended February 28, 2011:
Shares sold	2,184,347	$57,493,499
Shares reacquired	(708,560)	(18,786,559)

Net increase (decrease) in shares outstanding	1,475,787	$38,706,940

Year ended August 31, 2010:
Shares sold	3,828,136	$86,982,713
Shares issued in reinvestment of dividends and distributions	784	17,205
Shares reacquired	(930,221)	(21,262,263)

Net increase (decrease) in shares outstanding	2,898,699	$65,737,655

Prudential Jennison Mid-Cap Growth Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended February 28, 2011:
Shares sold	424	$10,500
Shares reacquired	(11,132)	(264,040)

Net increase (decrease) in shares outstanding before conversion	(10,708)	(253,540)
Shares reacquired upon conversion into Class A	(35,643)	(845,581)

Net increase (decrease) in shares outstanding	(46,351)	$(1,099,121)

Year ended August 31, 2010:
Shares sold	2,228	$45,350
Shares reacquired	(36,771)	(761,797)

Net increase (decrease) in shares outstanding before conversion	(34,543)	(716,447)
Shares reacquired upon conversion into Class A	(56,953)	(1,193,738)

Net increase (decrease) in shares outstanding	(91,496)	$(1,910,185)

Class Z
Six months ended February 28, 2011:
Shares sold	11,899,959	$328,193,791
Shares reacquired	(3,676,427)	(101,317,004)

Net increase (decrease) in shares outstanding before conversion	8,223,532	226,876,787
Shares issued upon conversion from Class A and Class C	279,421	7,836,397
Shares reacquired upon conversion into Class Q	(599,337)	(17,350,801)

Net increase (decrease) in shares outstanding	7,903,616	$217,362,383

Year ended August 31, 2010:
Shares sold	15,771,209	$374,280,413
Shares issued in reinvestment of dividends and distributions	63,362	1,447,831
Shares reacquired	(9,804,799)	(234,052,262)

Net increase (decrease) in shares outstanding	6,029,772	$141,675,982

*	Commenced operations on January 18, 2011.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of ..10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the

30	Visit our website at www.prudentialfunds.com

“Expired SCA”) of a $500 million commitment with an annualized commitment fee of 15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the period ended February 28, 2011.

Prudential Jennison Mid-Cap Growth Fund, Inc.	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)		2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.31		$20.24	$23.98		$24.49		$21.33		$18.52		$15.29
Income (loss) from investment operations:
Net investment income (loss)	.07		- (i)	.05		(.06)		(.04)		(.04)		(.14)
Net realized and unrealized gain (loss) on investment transactions	6.39		2.08	(3.79)		(.45)		3.20		2.85		3.37
Total from investment operations	6.46		2.08	(3.74)		(.51)		3.16		2.81		3.23
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	-		-		-		-		-
Distributions in excess of net investment income	-		(.02)	-		-		-		-		-
Total dividends and distributions	-		(.05)	-		-		-		-		-
Capital Contributions (Note 6)	-	(i)	.04	-		-		-		-		-
Net asset value, end of period	$28.77		$22.31	$20.24		$23.98		$24.49		$21.33		$18.52
Total Return(c):	28.96%		10.48%	(15.60)%		(2.08)%		14.81%		15.17%		21.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,734,158		$1,206,308	$764,082		$576,767		$429,993		$352,670		$288,885
Average net assets (000)	$1,512,789		$1,050,256	$533,585		$521,772		$395,762		$336,747		$269,109
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.04%	(e)	1.12%	1.21%	(g)	1.19%	(d)(g)	1.08%	(d)(e)	1.16%	(d)	1.21%	(d)
Expenses, excluding distribution and service (12b-1) fees	.74%	(e)	.82%	.91%	(g)	.91%	(g)	.83%	(e)	.91%		.96%
Net investment income (loss)	.52%	(e)	.01%	.28%	(g)	(.23)%	(g)	(.21)%	(e)	(.18)%		(.79)%
For Class A, B, C, L, M, Q, R, X and Z shares:
Portfolio turnover rate	21%	(f)	49%	59%		76%		62%	(f)	86%		136%

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 29, 2008.

(e) Annualized.

(f) Not annualized.

(g) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.21% for the year ended August 31, 2009 and 1.19% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .28% for the year ended August 31, 2009, and (.23%) for the year ended August 31, 2008.

(h) Does not include expenses of the underlying portfolios in which the Fund invests.

(i) Less than $.005 per share.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.03		$18.26	$21.78		$22.40		$19.63		$17.17	$14.28
Income (loss) from investment operations:
Net investment loss	(.02)		(.14)	(.06)		(.21)		(.17)		(.18)	(.24)
Net realized and unrealized gain (loss) on investment transactions	5.72		1.88	(3.46)		(.41)		2.94		2.64	3.13
Total from investment operations	5.70		1.74	(3.52)		(.62)		2.77		2.46	2.89
Capital Contributions (Note 6)	-	(g)	.03	-		-		-		-	-
Net asset value, end of period	$25.73		$20.03	$18.26		$21.78		$22.40		$19.63	$17.17
Total Return(c):	28.46%		9.69%	(16.16)%		(2.77)%		14.11%		14.33%	20.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,966		$39,174	$44,341		$67,165		$94,869		$88,552	$103,285
Average net assets (000)	$43,503		$44,611	$41,105		$87,720		$94,680		$102,115	$114,179
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.74%	(d)	1.82%	1.91%	(e)	1.91%	(e)	1.83%	(d)	1.91%	1.96%
Expenses, excluding distribution and service (12b-1) fees	.74%	(d)	.82%	.91%	(e)	.91%	(e)	.83%	(d)	.91%	.96%
Net investment loss	(.19)%	(d)	(.67)%	(.37)%	(e)	(.95)%	(e)	(.95)%	(d)	(.91)%	(1.54)%

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Annualized.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.38%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		Year Ended October 31
	2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.03		$18.26	$21.79		$22.41		$19.63		$17.17	$14.28
Income (loss) from investment operations:
Net investment loss	(.02)		(.14)	(.06)		(.21)		(.17)		(.18)	(.24)
Net realized and unrealized gain (loss) on investment transactions	5.73		1.88	(3.47)		(.41)		2.95		2.64	3.13
Total from investment operations	5.71		1.74	(3.53)		(.62)		2.78		2.46	2.89
Capital Contributions (Note 6)	-	(g)	.03	-		-		-		-	-
Net asset value, end of period	$25.74		$20.03	$18.26		$21.79		$22.41		$19.63	$17.17
Total Return(c):	28.51%		9.69%	(16.20)%		(2.77)%		14.11%		14.33%	20.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$131,412		$99,639	$81,162		$80,749		$73,977		$41,185	$31,114
Average net assets (000)	$118,411		$98,990	$62,905		$85,016		$61,516		$36,947	$32,206
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.74%	(d)	1.82%	1.91%	(e)	1.91%	(e)	1.83%	(d)	1.91%	1.96%
Expenses, excluding distribution and service (12b-1) fees	.74%	(d)	.82%	.91%	(e)	.91%	(e)	.83%	(d)	.91%	.96%
Net investment loss	(.18)%	(d)	(.67)%	(.39)%	(e)	(.96)%	(e)	(.93)%	(d)	(.95)%	(1.54)%

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Annualized.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.39%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Less than $.005 per share.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		June 12, 2006(a) through October 31,
	2011(b)		2010(b)	2009(b)		2008(b)		2007(b)(c)		2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.15		$20.10	$23.87		$24.42		$21.31		$20.23
Income (loss) from investment operations:
Net investment income (loss)	.04		(.04)	.02		(.11)		(.08)		(.05)
Net realized and unrealized gain (loss) on investment transactions	6.35		2.07	(3.79)		(.44)		3.19		1.13
Total from investment operations	6.39		2.03	(3.77)		(.55)		3.11		1.08
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	-		-		-		-
Distributions in excess of net investment income	-		- (g)	-		-		-		-
Total dividends and distributions	-		(.01)	-		-		-		-
Capital Contributions (Note 6)	-	(i)	.03	-		-		-		-
Net asset value, end of period	$28.54		$22.15	$20.10		$23.87		$24.42		$21.31
Total Return(d):	28.85%		10.25%	(15.79)%		(2.25)%		14.59%		5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,221		$9,364	$10,099		$15,418		$19,558		$5,025
Average net assets (000)	$10,676		$10,509	$9,874		$17,445		$14,140		$4,900
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.24%	(e)	1.32%	1.41%	(f)	1.41%	(f)	1.33%	(e)	1.41%	(e)
Expenses, excluding distribution and service (12b-1) fees	.74%	(e)	.82%	.91%	(f)	.91%	(f)	.83%	(e)	.91%	(e)
Net investment income (loss)	.32%	(e)	(.16)%	.14%	(f)	(.46)%	(f)	(.38)%	(e)	(.71)%	(e)

(a) Inception date of Class L shares.

(b) Calculated based on average shares outstanding during the period.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Annualized.

(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31, 2009 and 1.41% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .14% for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.

(g) Less than ($.005) per share.

(h) Does not include expenses of the underlying portfolios in which the Fund invests.

(i) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		June 12, 2006(a) through October 31,
	2011(b)		2010(b)	2009(b)		2008(b)		2007(b)(c)		2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.01		$18.24	$21.77		$22.39		$19.61		$18.67
Income (loss) from investment operations:
Net investment loss	(.02)		(.13)	(.05)		(.21)		(.17)		(.08)
Net realized and unrealized gain (loss) on investment transactions	5.72		1.88	(3.48)		(.41)		2.95		1.02
Total from investment operations	5.70		1.75	(3.53)		(.62)		2.78		.94
Capital Contributions (Note 6)	-	(h)	.02	-		-		-		-
Net asset value, end of period	$25.71		$20.01	$18.24		$21.77		$22.39		$19.61
Total Return(d):	28.49%		9.70%	(16.21)%		(2.77)%		14.13%		5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,141		$4,089	$8,912		$24,023		$46,713		$11,836
Average net assets (000)	$3,908		$6,774	$11,930		$36,103		$34,765		$11,540
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.74%	(e)	1.82%	1.91%	(f)	1.91%	(f)	1.83%	(e)	1.91%	(e)
Expenses, excluding distribution and service (12b-1) fees	.74%	(e)	.82%	.91%	(f)	.91%	(f)	.83%	(e)	.91%	(e)
Net investment loss	(.19)%	(e)	(.64)%	(.33)%	(f)	(.95)%	(f)	(.88)%	(e)	(1.20)%	(e)

(a) Inception date of Class M shares.

(b) Calculated based on average shares outstanding during the period.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Annualized.

(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.33%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

(g) Does not include expenses of the underlying portfolios in which the Fund invests.

(h) Less than $.005 per share.

See Notes to Financial Statements.

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Class Q Shares
	January 18, 2011(a) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$28.95
Income from investment operations:
Net investment income	.01
Net realized and unrealized gain on investment transactions	.86
Total from investment operations	.87
Net asset value, end of period	$29.82
Total Return(c):	3.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,929
Average net assets (000)	$16,794
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.60%	(e)
Expenses, excluding distribution and service (12b-1) fees	.60%	(e)
Net investment income	.37%	(e)

(a) Inception date of Class Q shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,	June 3, 2005(a) through October 31,
	2011(b)		2010(b)	2009(b)		2008(b)		2007(b)(c)		2006(b)	2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.08		$20.04	$23.79		$24.35		$21.24		$18.49	$17.03
Income (loss) from investment operations:
Net investment income (loss)	.04		(.05)	-	(i)	(.11)		(.09)		(.07)	(.07)
Net realized and unrealized gain (loss) on investment transactions	6.32		2.06	(3.75)		(.45)		3.20		2.82	1.53
Total from investment operations	6.36		2.01	(3.75)		(.56)		3.11		2.75	1.46
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	-		-		-		-	-
Distributions in excess of net investment income	-		- (i)	-		-		-		-	-
Total dividends and distributions	-		(.01)	-		-		-		-	-
Capital Contributions (Note 6)	-	(j)	.04	-		-		-		-	-
Net asset value, end of period	$28.44		$22.08	$20.04		$23.79		$24.35		$21.24	$18.49
Total Return(d):	28.80%		10.23%	(15.76)%		(2.30)%		14.64%		14.87%	8.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165,241		$95,701	$28,761		$5,722		$1,217		$22	$3
Average net assets (000)	$131,772		$69,420	$12,128		$3,157		$648		$4	$3
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(e)	1.24%	(f)	1.32%	1.41%	(g)	1.41%	(g)	1.33%	(f)	1.41%	1.46%	(f)
Expenses, excluding distribution and service (12b-1) fees	.74%	(f)	.82%	.91%	(g)	.91%	(g)	.83%	(f)	.91%	.96%	(f)
Net investment income (loss)	.33%	(f)	(.21)%	(.02)%	(g)	(.45)%	(g)	(.45)%	(f)	(.45)%	(.96)%	(f)

(a) Inception date of Class R shares.

(b) Calculated based on average shares outstanding during the period.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31, 2009 and 1.41% for the year ended August 31, 2008. The net investment loss ratios would have been (.02%) for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.

(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

(i) Less than ($.005) per share.

(j) Less than $.005 per share.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		June 12, 2006(a) through October 31,
	2011(b)		2010(b)	2009(b)		2008(b)		2007(b)(c)		2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.08		$18.31	$21.84		$22.40		$19.63		$18.67
Income (loss) from investment operations:
Net investment loss	(.02)		(.13)	(.06)		(.17)		(.17)		(.09)
Net realized and unrealized gain (loss) on investment transactions	5.74		1.87	(3.47)		(.39)		2.94		1.05
Total from investment operations	5.72		1.74	(3.53)		(.56)		2.77		.96
Capital Contributions (Note 6)	-	(h)	.03	-		-		-		-
Net asset value, end of period	$25.80		$20.08	$18.31		$21.84		$22.40		$19.63
Total Return(d):	28.49%		9.67%	(16.16)%		(2.50)%		14.11%		5.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,628		$2,976	$4,388		$7,481		$9,450		$1,458
Average net assets (000)	$2,940		$4,024	$4,567		$8,598		$6,373		$1,448
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.74%	(e)	1.82%	1.91%	(f)	1.69%	(f)	1.83%	(e)	1.91%	(e)
Expenses, excluding distribution and service (12b-1) fees	.74%	(e)	.82%	.91%	(f)	.91%	(f)	.83%	(e)	.91%	(e)
Net investment loss	(.18)%	(e)	(.65)%	(.36)%	(f)	(.74)%	(f)	(.87)%	(e)	(1.20)%	(e)

(a) Inception date of Class X shares.

(b) Calculated based on average shares outstanding during the period.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Annualized.

(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.69% for the year ended August 31, 2008. The net investment loss ratios would have been (.36%) for the year ended August 31, 2009, and (.74%) for the year ended August 31, 2008.

(g) Does not include expenses of the underlying portfolios in which the Fund invests.

(h) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,					Ten Months Ended August 31,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.09		$20.94	$24.74		$25.19		$21.88		$18.95	$15.62
Income (loss) from investment operations:
Net investment income (loss)	.11		.07	.10		.01		.01		.02	(.09)
Net realized and unrealized gain (loss) on investment transactions	6.62		2.16	(3.90)		(.46)		3.30		2.91	3.42
Total from investment operations	6.73		2.23	(3.80)		(.45)		3.31		2.93	3.33
Less Dividends and Distributions:
Dividends from net investment income	-		(.07)	-		-		-		-	-
Distributions in excess of net investment income	-		(.04)	-		-		-		-	-
Total dividends and distributions	-		(.11)	-		-		-		-	-
Capital Contributions (Note 6)	-	(g)	.03	-		-		-		-	-
Net asset value, end of period	$29.82		$23.09	$20.94		$24.74		$25.19		$21.88	$18.95
Total Return(c):	29.15%		10.79%	(15.36)%		(1.79)%		15.13%		15.46%	21.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$935,718		$542,149	$365,324		$202,444		$187,974		$159,855	$133,674
Average net assets (000)	$746,253		$484,618	$219,585		$196,477		$177,560		$160,261	$126,649
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.74%	(d)	.82%	.91%	(e)	.91%	(e)	.83%	(d)	.91%	.96%
Expenses, excluding distribution and service (12b-1) fees	.74%	(d)	.82%	.91%	(e)	.91%	(e)	.83%	(d)	.91%	.96%
Net investment income (loss)	.83%	(d)	.31%	.57%	(e)	.04%	(e)	.03%	(d)	.07%	(.54)%

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Annualized.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .91% for the year ended August 31, 2009 and .91% for the year ended August 31, 2008. The net investment income ratios would have been .57% for the year ended August 31, 2009, and .04% for the year ended August 31, 2008.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Less than $.005 per share.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Mid-Cap Growth Fund, Inc.
Share Class	A	B	C	L	M	Q	R	X	Z
NASDAQ	PEEAX	PEEBX	PEGCX	N/A	N/A	PJGQX	JDERX	N/A	PEGZX
CUSIP	74441C105	74441C204	74441C303	74441C402	74441C501	74441C881	74441C600	74441C709	74441C808

MF173E2    0199533-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Deborah A. Dos
Deborah A. Docs
Secretary

Date:	April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	April 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 19, 2011